Submission	Dec. 17, 2025
Submission [Line Items]
Central Index Key	0000801961
Registrant Name	MFS Municipal Income Trust
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A